Schedule of Other Non Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Restricted cash included in noncurrent assets		$ 800	$ 800	$ 800
Inventories, long-term		1,270		241
Prepaid directors & officers’ insurance		1,717		109
Other		331		53
Total		$ 4,118		$ 1,203